Discontinued operations and Assets held for sale - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Other income	$ 392	$ 53
Administrative expenses	(23,177)	(55,201)	$ (70,977)
(Loss)/Profit from discontinued operations, net of tax	(30,604)	(26,421)	11,667
Impairment losses on intangible assets reclassified to discontinued operations		17,601
Impairment losses on trade receivables and contract assets reclassified to discontinued operations		12,335
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Other income		4,986	12,843
Administrative expenses	(1,056)	(13,806)	(1,176)
Impairment loss on asset held for sale and derecognition of liability held for sale	(32,972)	(17,601)
Income tax credit	3,424
(Loss)/Profit from discontinued operations, net of tax	$ (30,604)	$ (26,421)	$ 11,667